Disclosures about Fair Value of Financial Instruments and Other Assets and Liabilities	12 Months Ended
Dec. 31, 2011
Disclosures about Fair Value of Financial Instruments and Other Assets and Liabilities
Note 16:	Disclosures about Fair Value of Financial Instruments and Other Assets and Liabilities

The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company also utilizes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

Level 1	Quoted prices in active markets for identical assets or liabilities

Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities

Level 3	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities

Following is a description of the valuation methodologies used for assets measured at fair value on a recurring basis and recognized in the accompanying balance sheets, as well as the general classification of such assets pursuant to the valuation hierarchy.

Available-for-sale Securities

Where quoted market prices are available in an active market, securities are classified within Level 1 of the valuation hierarchy. Level 1 securities include equity securities. If quoted market prices are not available, then fair values are estimated by using pricing models, quoted prices of securities with similar characteristics or discounted cash flows. Level 2 securities include government agency securities, mortgage-backed securities, certain collateralized mortgage and debt obligations and certain municipal securities. In certain cases where Level 1 or Level 2 inputs are not available, securities are classified within Level 3 of the hierarchy and include other less liquid securities.

The following tables present the fair value measurements of assets recognized in the accompanying balance sheets measured at fair value on a recurring basis and the level within the fair value hierarchy in which the fair value measurements fall at December 31, 2011 and 2010:

		December 31, 2011 Fair Value Measurements Using
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)

U.S government agencies	$64,168	$––	$64,168	$––

State and political subdivisions	17,817	––	17,817	––

Equity securities	13	13	––	––

		December 31, 2010 Fair Value Measurements Using
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)

U.S government agencies	$61,233	$––	$61,233	$––

State and political subdivisions	25,295	––	25,295	––

Government sponsored entities mortgage-backed securities	9,614	––	9,614	––

Equity securities	13	13	––	––

Following is a description of the valuation methodologies used for instruments measured at fair value on a non-recurring basis and recognized in the accompanying balance sheets, as well as the general classification of such instruments pursuant to the valuation hierarchy.

Impaired Loans (Collateral Dependent)

Impaired loans consisted primarily of loans secured by nonresidential real estate. Management has determined fair value measurements on impaired loans primarily through evaluations of appraisals performed.

Foreclosed Assets Held for Sale

Assets acquired through, or in lieu of, loan foreclosure are held for sale and are initially recorded at fair value (based on current appraised value) at the date of foreclosure, establishing a new cost basis. Subsequent to foreclosure, valuations are periodically performed by management and the assets are carried at the lower of carrying amount or fair value less cost to sell. Management has determined fair value measurements on foreclosed assets held for sale primarily through evaluations of appraisals performed, and current and past offers for the real estate under evaluation.

The following tables present the fair value measurements of assets recognized in the accompanying balance sheets measured at fair value on a non-recurring basis and the level within the fair value hierarchy in which the fair value measurements fall at December 31, 2011 and 2010:

		December 31, 2011 Fair Value Measurements Using
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)

Impaired loans	$1,746	$––	$––	$1,746
Foreclosed assets held for sale	415	––	––	415

		December 31, 2010 Fair Value Measurements Using
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)

Impaired loans	$3,595	$––	$––	$3,595
Foreclosed assets held for sale	238	––	––	238

The following table presents estimated fair values of the Company’s financial instruments. The fair values of certain of these instruments were calculated by discounting expected cash flows, which involves significant judgments by management and uncertainties. Fair value is the estimated amount at which financial assets or liabilities could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Because no market exists for certain of these financial instruments and because management does not intend to sell these financial instruments, the Company does not know whether the fair values shown below represent values at which the respective financial instruments could be sold individually or in the aggregate.

	December 31, 2011		December 31, 2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(In thousands)

Financial assets
Cash and cash equivalents	$15,681	$15,681	$10,935	$10,935
Certificates of deposit in other financial institutions	––	––	2,564	2,564
Available-for-sale securities	81,998	81,998	96,155	96,155
Held-to-maturity securities	4,450	4,597	6,331	6,510
Loans, net of allowance for loan losses	281,526	283,055	276,037	276,699
Federal Home Loan Bank stock	4,810	4,810	4,810	4,810
Accrued interest receivable	1,410	1,410	1,441	1,441

Financial liabilities
Deposits	328,540	313,817	325,446	308,387
Short-term borrowings	9,968	9,955	11,843	11,829
Federal Home Loan Bank advances	32,951	35,617	43,450	45,316
Subordinated debentures	4,000	3,632	4,000	3,412
Interest payable	234	234	337	337

The following methods and assumptions were used to estimate the fair value of each class of financial instruments not previously discussed.

Cash and Cash Equivalents, Federal Home Loan Bank Stock, Accrued Interest Receivable and Certificates of Deposit in Other Financial Institutions

The carrying amount approximates fair value.

Held-to-Maturity Securities

Fair value is based on quoted market prices if available. If a quoted market price is not available fair value is estimated using quoted market prices for similar securities.

Loans

The fair value of loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities. Loans with similar characteristics were aggregated for purposes of the calculations. The carrying amount of accrued interest approximates its fair value.

Deposits

Deposits include demand deposits, savings accounts, NOW accounts and certain money market deposits. The carrying amount approximates fair value. The fair value of fixed-maturity time deposits is estimated using a discounted cash flow calculation that applies the rates currently offered for deposits of similar remaining maturities.

Short-term Borrowings, Subordinated Debentures and Federal Home Loan Bank Advances

Rates currently available to the Company for debt with similar terms and remaining maturities are used to estimate the fair value of existing debt.

Interest Payable

The carrying amount approximates fair value.

Commitments to Originate Loans, Letters of Credit and Lines of Credit

The fair value of commitments to originate loans is estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the present creditworthiness of the counterparties. For fixed-rate loan commitments, fair value also considers the difference between current levels of interest rates and the committed rates. The fair values of letters of credit and lines of credit are based on fees currently charged for similar agreements or on the estimated cost to terminate or otherwise settle the obligations with the counterparties at the reporting date. Fair values of commitments were not material at December 31, 2011 and 2010.